Intangible Assets - Additional Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Intangible Assets
Estimated amortization expenses for year one	¥ 19,332
Estimated amortization expenses for year two	17,917
Estimated amortization expenses for year three	14,111
Estimated amortization expenses for year four	13,086
Estimated amortization expenses for year five	10,501
Cost of revenues
Intangible Assets
Finite lived intangible assets amortisation expense	20,430	$ 2,878	¥ 21,094	¥ 21,104
General and administrative expenses
Intangible Assets
Finite lived intangible assets amortisation expense	¥ 0		¥ 0	¥ 4,240